Property, equipment and software, net (Tables)	6 Months Ended
Jun. 30, 2023
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Buildings	2,594	3,752
Leasehold improvements	57,162	46,189
Furniture and office equipment	2,738	2,461
Motor vehicles	1,633	1,633
Software*	4,699	4,699
Total Property, equipment and software	68,826	58,734
Less: Accumulated depreciation and amortization	(58,147)	(55,011)
Impairment loss	(7,642)	—
Total Property, equipment and software, net	3,037	3,723

*All of the software were purchased outside the Group and used internally by the Group.